RELATED PARTIES (Tables)	6 Months Ended
Jun. 30, 2023
Related Party [Abstract]
Summary of Related Party Transactions
The following table summarizes transactions with related parties:

(US$ Millions)	Jun. 30, 2023	Dec. 31, 2022
Balances outstanding with related parties:
Net (payables)/receivables within equity accounted investments	$(90)	$(110)
Loans and notes receivable	213	273
Deposit payable to Brookfield Corporation(1)	(100)	—
Property-specific debt obligations	(2,111)	(2,429)
Loans and notes payable and other liabilities	(1,080)	(721)
Preferred shares held by Brookfield Corporation	(2,581)	(2,490)
Brookfield Corporation interest in Canholdco	(1,620)	(1,759)

	Three months ended Jun. 30,		Six months ended Jun. 30,
(US$ Millions)	2023	2022	2023	2022
Transactions with related parties:
Commercial property revenue(1)	$(4)	$16	$29	$24
Management fee income	(8)	12	71	33
Interest expense on debt obligations	18	4	41	8
General and administrative expense(2)	95	81	181	162
Construction costs(3)	19	12	35	36
Return of capital distributions on Brookfield Corporation’s interest in Canholdco	—	—	—	118
Distributions on Brookfield Corporation’s interest in Canholdco	8	29	36	57
Capital calls funded by Brookfield Reinsurance(4)	17	—	53	—
Incentive fees	—	4	11	36
(1)Amounts received from the Corporation and its subsidiaries for the rental of office premises.
(2)Includes amounts paid to the Corporation and its subsidiaries for management fees, management fees associated with the partnership’s investments in private funds, and administrative services.
(3)Includes amounts paid to the Corporation and its subsidiaries for construction costs of development properties.
(4)Brookfield Reinsurance Ltd., which is accounted for under the equity method by the Corporation, has an additional commitment in BSREP IV.